Consolidated Statements of Cash Flows $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Income before income tax	$ 979,316.5	$ 31,982.9	$ 1,144,072.2	$ 663,036.0
Adjustments for:
Depreciation expense	522,932.7	17,078.1	428,498.2	414,187.7
Amortization expense	9,258.2	302.4	8,756.1	8,207.2
Expected credit losses recognized (reversal) on investments in debt instruments	35.7	1.2	52.4	(2.7)
Finance costs	11,999.4	391.9	11,750.0	5,414.2
Share of profits of associates	(4,800.2)	(156.8)	(7,679.8)	(5,512.7)
Interest income	(60,293.9)	(1,969.1)	(22,422.2)	(5,708.8)
Share-based compensation	483.0	15.8	302.4	7.8
Loss (gain) on disposal or retirement of property, plant and equipment, net	369.1	12.0	(98.9)	273.6
Loss (gain) on disposal or retirement of intangible assets, net	(3.0)	(0.1)	6.0	1.2
Impairment loss on property, plant and equipment			790.7	274.4
Gain on financial instruments at fair value through profit or loss, net	(12.4)	(0.4)
Loss (gain) on disposal of investments in debt instruments at fair value through other comprehensive income, net	473.9	15.5	410.1	(93.2)
Gain on disposal of investments accounted for using equity method, net	(15.8)	(0.5)
Loss (gain) on foreign exchange, net	(246.7)	(8.1)	10,342.7	(16,115.9)
Dividend income	(464.1)	(15.2)	(266.8)	(362.3)
Others	(338.0)	(11.0)	138.8	(414.2)
Changes in operating assets and liabilities:
Financial instruments at fair value through profit or loss	289.6	9.5	(1,354.4)	2,649.2
Notes and accounts receivable, net	28,442.0	928.9	(32,169.9)	(52,105.9)
Receivables from related parties	959.5	31.3	(868.7)	(157.2)
Other receivables from related parties	(2.9)	(0.1)	(7.5)	(10.9)
Inventories	(29,847.9)	(974.8)	(28,046.8)	(55,748.9)
Other financial assets	1,878.7	61.3	(1,680.6)	(8,236.9)
Other current assets	(12,530.9)	(409.2)	(4,450.9)	(3,899.0)
Other noncurrent assets	(720.3)	(23.5)
Accounts payable	847.0	27.7	7,594.1	8,298.3
Payables to related parties	(76.3)	(2.5)	205.4	(670.5)
Salary and bonus payable	(3,234.9)	(105.6)	12,633.4	3,730.9
Accrued profit sharing bonus to employees and compensation to directors	(11,031.6)	(360.3)	25,223.9	843.7
Accrued expenses and other current liabilities	(44,466.7)	(1,452.2)	46,578.8	84,322.7
Other noncurrent liabilities	13,329.9	435.3	101,390.5	154,086.0
Net defined benefit liability	(687.2)	(22.4)	(2,538.8)	(635.2)
Cash generated from operations	1,401,842.4	45,782.0	1,697,160.4	1,195,658.6
Income taxes paid	(159,875.1)	(5,221.3)	(86,561.2)	(83,497.9)
Net cash generated by operating activities	1,241,967.3	40,560.7	1,610,599.2	1,112,160.7
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisitions of financial instruments at fair value through profit or loss - debt instruments	(14,142.1)	(461.8)	(125.5)
Acquisitions of financial assets at fair value through other comprehensive income	(62,752.0)	(2,049.4)	(54,566.7)	(255,888.7)
Acquisitions of financial assets at amortized cost	(149,387.9)	(4,878.8)	(183,125.9)	(3,799.7)
Acquisitions of property, plant and equipment	(949,816.8)	(31,019.5)	(1,082,672.1)	(839,195.7)
Acquisitions of intangible assets	(5,518.4)	(180.2)	(6,954.3)	(9,040.7)
Proceeds from disposal or redemption of financial assets at fair value through other comprehensive income	35,698.6	1,165.9	44,963.4	254,604.5
Proceeds from disposal or redemption of financial assets at amortized cost	134,605.8	4,396.0	62,329.7	9,368.3
Proceeds from disposal or redemption of investments accounted for using equity method
Proceeds from disposal or redemption of property, plant and equipment	703.9	23.0	983.3	390.4
Proceeds from disposal or redemption of intangible assets	3.1	0.1	12.6
Proceeds from return of capital of investments in equity instruments at fair value through other comprehensive income	128.0	4.2	2.9	115.6
Derecognition of hedging financial instruments	68.2	2.2	1,684.4	276.3
Interest received	55,887.2	1,825.2	18,083.7	5,990.9
Other dividends received	445.1	14.5	266.8	362.3
Dividends received from investments accounted for using equity method	3,076.5	100.5	2,749.7	2,136.4
Increase in prepayments for leases	(63.2)	(2.1)		(1,200.0)
Refundable deposits paid	(4,056.5)	(132.5)	(2,117.1)	(1,997.3)
Refundable deposits refunded	1,454.0	47.5	505.4	683.7
Net cash used in investing activities	(906,120.6)	(29,592.5)	(1,190,928.3)	(836,365.8)
CASH FLOWS FROM FINANCING ACTIVITIES
Increase (decrease) in short-term loans			(111,960.0)	35,668.4
Increase in hedging financial liabilities - bank loans	27,908.6	911.5
Proceeds from issuance of bonds	85,700.0	2,798.8	198,293.6	364,592.8
Repayment of bonds	(18,100.0)	(591.1)	(4,400.0)	(2,600.0)
Proceeds from long-term bank loans	2,450.0	80.0	2,670.0	1,510.0
Repayment of long-term bank loans	(1,756.9)	(57.4)	(166.7)
Payments for transaction costs attributable to the issuance of bonds	(88.7)	(2.9)	(414.3)	(737.7)
Treasury stock acquired			(871.6)
Repayment of the principal portion of lease liabilities	(2,854.3)	(93.2)	(2,428.3)	(1,985.3)
Interest paid	(17,359.0)	(566.9)	(12,218.6)	(3,833.6)
Guarantee deposits received	230.1	7.5	271.4	469.0
Guarantee deposits refunded	(367.4)	(12.0)	(62.1)	(36.8)
Cash dividends	(291,721.9)	(9,527.2)	(285,234.2)	(265,786.4)
Disposal of ownership interests in subsidiaries (without losing control)				9,451.8
Donation from shareholders	16.5	0.6	13.2	11.3
Increase (decrease) in non-controlling interests	11,048.8	360.8	16,263.6	(115.0)
Net cash generated by (used in) financing activities	(204,894.2)	(6,691.5)	(200,244.0)	136,608.5
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(8,338.8)	(272.4)	58,397.0	(7,583.8)
NET INCREASE IN CASH AND CASH EQUIVALENTS	122,613.7	4,004.3	277,823.9	404,819.6
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	1,342,814.1	43,854.2	1,064,990.2	660,170.6
CASH AND CASH EQUIVALENTS, END OF YEAR	1,465,427.8	47,858.5	1,342,814.1	1,064,990.2
Property, plant and equipment [member]
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisitions of property, plant and equipment	(949,816.8)		(1,082,672.1)	(839,195.7)
Proceeds from government grants	47,544.7	$ 1,552.7	7,046.1	821.3
Land use right and others [member]
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from government grants	$ 1.2		$ 5.3	$ 6.6